Subsequent events	3 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

11.	Subsequent events

Subsequent events

(a) Loan payable to Mr. Tang

In August 2020, Junsheng Tang filed a civil action against Beijing Moxian for the recovery of RMB 2,100,000 (about $321,096) which was the remaining part of a loan that he advanced to Beijing Moxian in January 2019. Mr. Tang was awarded judgment by the People’s Court in Fuzhou, China and Beijing Moxian was ordered to pay Mr. Tang RMB 2,220,000, (about $323,000) inclusive of interest and costs. On December 11, 2020, Mr. Tang assigned his debt from Beijing Moxian to Beijing Bi Er, who undertook to settle the full amount under a Debt Assignment Agreement. This Agreement became effective in January 2021.

(b) Subscription Receivable

In return for undertaking to settle the amount owed by Beijing Moxian to Mr. Tang, as described in (a) above, Beijing Bi Er would receive shares in the Company which had been issued to Joyful in September 2019. As a result, the Subscription Receivable, which is due from Joyful, would be reduced by a corresponding amount ($339,444). Other creditors which the Company owed up to $375,750 also agreed to a similar set-off. This, together with cash received from Joyful, totalling $114,574, resulted in the Share Subscription Receivable being fully settled as of January 14, 2021.

(c) Merger with Btab Group, Inc (“Btab”)

On August 27, 2020, the Company signed a Share Exchange Agreement with Btab, a company incorporated in Delaware, which is subject to the satisfaction of a few conditions precedent. As of the date of this Report, the conditions have yet to be satisfied and the Share Exchange Agreement has not been consummated.

(d) Market Value Rule Deficiency

On October 4, 2020 the Company received a notice (the “Notice”) from the Staff of Nasdaq notifying the Company that for the last 30 consecutive business days prior to the date of the Notice, the market value of the Company’s listed securities was less than $35 million, which does not meet the requirement for continued listing on The Nasdaq Capital Market, as required by Listing Rule 5550(b)(2) (the “Market Value Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq has provided the Company with 180 calendar days, or until May 3, 2021, to regain compliance with the Market Value Rule.

If the Company regains compliance with the Market Value Rule, Nasdaq will provide written confirmation to the Company and close the matter. If the Company does not regain compliance with this requirement by May 3, 2021, the Company will receive written notification from the Staff that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearing Panel.